Item 1. SCHEDULE OF INVESTMENTS
INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments October 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.6%)

Communication Services (12.5%)
AT&T Inc	$240,000	$6,484,800
BCE Inc	115,000	4,625,300
Verizon Communications Inc	110,000	6,268,900
		17,379,000
Consumer Discretionary (2.0%)
Genuine Parts Co	15,000	1,356,450
McDonalds Corp	6,500	1,384,500
		2,740,950
Consumer Staples (21.7%)
Altria Group Inc	195,000	7,035,600
British American Tobacco PLC ADR	56,000	1,785,280
Coca Cola Co	117,000	5,623,020
Kimberly Clark Corp	42,000	5,568,780
Pepsico Inc	28,000	3,732,120
Philip Morris International Inc	73,000	5,184,460
Procter & Gamble Co	10,000	1,371,000
		30,300,260

Energy (2.1%)
Chevron Corp	25,000	1,737,500
TC Energy Corp	32,000	1,262,720
		3,000,220

Financials (11.5%)
Blackrock Inc	3,000	1,797,630
Citigroup Inc	47,000	1,946,740
CME Group Inc	9,000	1,356,480
JP Morgan Chase & Co	37,000	3,627,480
Old Republic International Inc	145,000	2,360,600
PNC Financial Services Group Inc	21,000	2,349,480
State Street Corp	10,000	589,000
Truist Financial Corp	47,000	1,979,640
		16,007,050
Health Care (16.4%)
Abbvie Inc	100,000	8,510,000
Cardinal Health Inc	41,000	1,877,390
Johnson & Johnson	43,000	5,895,730
Merck & Co Inc	30,000	2,256,300
Pfizer Inc	123,000	4,364,040
		22,903,460
Industrials (3.0%)
3M Corp	9,000	1,439,640
Emerson Electric Co	10,000	647,900
Lockheed Martin Corp	3,500	1,225,455
Raytheon Technologies Corp	15,000	814,800
		4,127,795
Information Technology (11.9%)
Broadcom Inc	20,000	6,992,600
Cisco Systems Inc	40,000	1,436,000
IBM	58,000	6,476,280
Texas Instruments Inc	12,000	1,735,080
		16,639,960

Utilities (16.5%)
American Electric Power Inc	45,000	4,046,850
Consolidated Edison Inc	78,000	6,122,220
Duke Energy Corp	55,000	5,066,050
Entergy Corp	20,000	2,024,400
Exelon Corp	100,000	3,989,000
Southern Co	30,000	1,723,500
		22,972,020

TOTAL COMMON STOCKS (COST: $141,307,657)		$136,070,715

OTHER ASSETS LESS LIABILITIES (2.4%)		$3,359,462

NET ASSETS (100.0%)		$139,430,177

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments October 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.3%)

Energy (92.3%)
Baker Hughes Company	$5,000	$73,850
BP PLC-Spons ADR	8,000	123,840
Chevron Corp	3,600	250,200
Conocophillips	4,500	128,790
Diamondback Energy Inc	4,000	103,840
Enbridge Inc	5,000	137,800
Exxonmobil Corp	13,900	453,418
Helmerich & Payne Inc	7,000	104,090
Hollyfrontier Corp	8,000	148,080
Kinder Morgan Inc	40,000	476,000
Marathon Petroleum Corp	2,000	59,000
Pembina Pipeline Corp	8,000	167,440
Phillips 66	3,300	153,978
Royal Dutch PLC ADR	3,000	72,450
Solaris Oilfield Infrastructure Inc	17,000	100,810
TC Energy Corp	3,500	138,110
Total SE ADR	4,400	133,452
Valero Energy Corp	2,500	96,525
Williams Companies Inc	23,000	441,370
		3,363,043
Materials (6.0%)
Dow Inc	3,300	150,117
Lyondellbasell Industries	1,000	68,450
		218,567

TOTAL COMMON STOCKS (COST: $5,380,696)		$3,581,610

OTHER ASSETS LESS LIABILITIES (1.7%)		$62,970

NET ASSETS (100.0%)		$3,644,580

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments October 30, 2020 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.2%)

Communication Services (5.4%)
AT&T Inc	$40,000	$1,080,800
Verizon Communications Inc	12,000	683,880
*Walt Disney Co	7,000	848,750
		2,613,430
Consumer Discretionary (14.0%)
Best Buy Inc	8,000	892,400
Home Depot Inc	3,500	933,485
Lowes Companies Inc	7,200	1,138,320
Starbucks Corp	17,000	1,478,320
Target Corp	10,000	1,522,200
Yum! Brands Inc	7,600	709,308
		6,674,033
Consumer Staples (6.1%)
Campbell Soup Co	17,000	793,390
Kimberly Clark Corp	6,500	861,835
Pepsico Inc	9,500	1,266,255
		2,921,480
Financials (12.2%)
Bank Of America Corp	20,000	474,000
Blackrock Inc	3,000	1,797,630
JP Morgan Chase & Co	12,000	1,176,480
PNC Financial Services Group Inc	6,000	671,280
Prudential Financial Inc	8,000	512,160
S&P Global Inc	3,700	1,194,101
		5,825,651
Health Care (14.0%)
Becton Dickinson & Co	3,000	693,390
*Biogen Inc	2,350	592,365
Bristol Myer Squibb Co	5,000	292,250
*Edwards Lifesciences Corp	9,000	645,210
Pfizer Inc	25,000	887,000
Thermo Fisher Scientific Inc	5,000	2,365,600
Unitedhealth Group Inc	4,000	1,220,560
		6,696,375
Industrials (11.4%)
3M Corp	5,500	879,780
Caterpillar Inc	5,500	863,775
Deere & Co	5,000	1,129,550
Fedex Corp	3,500	908,145
Trane Technologies PLC	6,000	796,500
Waste Management Inc	8,000	863,280
		5,441,030
Information Technology (28.3%)
*Advanced Micro Device Inc	15,000	1,129,350
Apple Inc	20,000	2,177,200
Cisco Systems Inc	20,000	718,000
HP Inc	38,000	682,480
IBM	6,000	669,960
Intel Corp	24,000	1,062,720
Intuit	2,000	629,360
Mastercard Inc	3,000	865,920
Nvidia Corp	4,000	2,005,440
Qualcomm Inc	18,800	2,319,168
Visa Inc	7,000	1,271,970
		13,531,568
Materials (2.0%)
Air Products & Chemicals Inc	3,500	966,840

Utilities (2.8%)
Allete Inc	9,500	490,010
Exelon Corp	21,000	837,690
		1,327,700

TOTAL COMMON STOCKS (COST: $30,377,301)		$45,998,107

OTHER ASSETS LESS LIABILITIES (3.8%)		$1,824,248

NET ASSETS (100.0%)		$47,822,355

*Non-income producing
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (90.1%)

Communication Services (12.5%)
*^(1)AMC Entertainment Holdings Inc - 144A 10.000% (12%) 06/15/2026 Callable @ 106.000 06/15/2023	$25,000	1,375
AMC Entertainment Holdings Inc - 144A 10.500% 04/24/2026 Callable @ 105.250 06/15/2022	10,000	5,100
Altice Financing SA - 144A 7.500% 05/15/2026	200,000	208,750
Cincinnati Bell Inc - 144A 8.000% 10/15/2025 Callable @ 104.000 10/15/2021	10,000	10,600
CenturyLink Inc 5.800% 03/15/2022	40,000	41,600
CenturyLink Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	55,000	57,750
CenturyLink Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	140,000	154,484
CenturyLink Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	80,000	81,800
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	55,000	56,231
Cincinnati Bell Inc - 144A 7.000% 07/15/2024 Callable @ 101.750 09/15/2021	70,000	72,450
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	18,585
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	26,297
DISH Network Corp 3.375% 08/15/2026	65,000	57,454
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	30,453
(4)Frontier Communications Corp 6.875% 01/15/2025 Callable @ 100.000 10/15/2024	65,000	25,309
(4)Frontier Communications Corp 11.000% 09/15/2025 Callable @ 100.000 06/15/2025	150,000	62,438
(4)Frontier Communications Corp - 144A 8.500% 04/01/2026 Callable @ 106.375 04/01/2021	45,000	45,281
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	37,000	37,921
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	41,000	44,229
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	20,000	19,700
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	10,752	11,196
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	19,489	18,908
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	40,000	39,482
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	45,000	42,975
(4)Intelsat Jackson Holdings SA 5.500% 08/01/2023 Callable @ 100.000 08/01/2021	146,000	85,593
(4)Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024 Callable @ 100.000 02/15/2021	70,000	71,050
(4)Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025 Callable @ 104.875 07/15/2021	90,000	56,250
(4)Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	106,227
*Lamar Media Corp 5.750% 02/01/2026 Callable @ 102.875 02/01/2021	70,000	72,429
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 101.792 05/01/2021	55,000	56,567
Level 3 Financing Inc 5.375% 01/15/2024 Callable @ 100.000 01/15/2021	35,000	35,252
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	30,000	29,025
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 101.219 11/01/2021	50,000	48,144
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	45,000	41,358
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	38,000	40,660
Meredith Corp 6.875% 02/01/2026 Callable @ 103.438 02/01/2021	90,000	74,587
Meredith Corp 6.500% 07/01/2025 Callable @ 103.250 07/01/2022	100,000	102,750
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	17,375
Netflix Inc 4.875% 04/15/2028	95,000	106,847
Netflix Inc 5.875% 11/15/2028	56,000	66,909
Netflix Inc - 144A 5.375% 11/15/2029	40,000	46,850
Netflix Inc - 144A 4.875% 06/15/2030 Callable @ 100.000 03/15/2030	60,000	68,475
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	46,000	46,513
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	85,000	88,612
SFR Group SA - 144A 7.375% 05/01/2026 Callable @ 103.688 05/01/2021	200,000	208,740
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	19,450
Sirius XM Radio Inc - 144A 4.625% 07/15/2024 Callable @ 102.313 07/15/2021	55,000	56,716
Sprint Capital Corp 6.875% 11/15/2028	25,000	31,625
*Sprint Capital Corp 8.750% 03/15/2032	326,000	487,778
Sprint Corp 7.875% 09/15/2023	215,000	245,100
Sprint Corp 7.125% 06/15/2024	30,000	34,506
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	315,000	371,700
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	110,000	133,867
T Mobile USA Inc 6.500% 01/15/2026 Callable @ 103.250 01/15/2021	120,000	125,040
T Mobile USA Inc 4.500% 02/01/2026 Callable @ 102.250 02/01/2021	30,000	30,750
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	220,000	235,707
TEGNA Inc - 144A 4.750% 03/15/2026 Callable @ 102.375 03/15/2023	12,000	12,330
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	14,194
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	116,350
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,161
United States Cellular Corp 6.700% 12/15/2033	90,000	118,539
		4,678,394

Consumer Discretionary (23.6%)
Adient US LLC - 144A 7.000% 05/15/2026 Callable @ 103.500 05/15/2022	50,000	53,336
Adient US LLC - 144A 9.000% 04/15/2025 Callable @ 104.500 04/15/2022	24,000	26,393
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	21,000	21,998
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	30,000	32,813
American Axle & Manufacturing Inc 6.250% 04/01/2025 Callable @ 103.125 04/01/2021	62,000	62,833
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 103.250 04/01/2022	45,000	45,225
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 103.125 03/15/2021	100,000	100,220
American Axle & Manufacturing Inc 6.875% 07/01/2028	25,000	25,404
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	45,399
Asbury Automotive Group Inc - 144A 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	12,000	12,210
Asbury Automotive Group Inc - 144A 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	11,357
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025 Callable @ 101.719 08/01/2021	25,000	25,406
BorgWarner Inc - 144A 5.000% 10/01/2025	65,000	65,000
Boyne USA Inc - 144A 7.250% 05/01/2025 Callable @ 103.625 05/01/2021	65,000	67,925
CBS Radio Inc - 144A 7.250% 11/01/2024 Callable @ 101.813 11/01/2021	40,000	33,600
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 05/01/2025 Callable @ 101.792 05/01/2021	15,000	15,405
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026 Callable @ 102.875 02/15/2021	250,000	259,165
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 102.750 05/01/2021	202,000	210,080
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	415,000	435,750
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	42,000	44,121
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	108,000	110,677
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	30,000	31,650
Carnival Corp - 144A 11.500% 04/01/2023 Callable @ 100.000 01/01/2023	26,000	28,557
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	15,000	16,237
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	10,000	9,075
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	30,000	30,375
Cinemark USA Inc 4.875% 06/01/2023 Callable @ 100.000 06/01/2021	85,000	71,263
Clarios Global LP - 144A 6.750% 05/15/2025	28,000	29,613
Clear Channel Worldwide Holdings Inc 9.250% 02/15/2024 Callable @ 104.625 02/15/2021	173,000	149,709
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	120,000	116,400
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 102.125 09/15/2021	55,000	45,375
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 102.813 11/15/2021	165,000	110,550
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	55,000	59,812
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026 Callable @ 103.250 06/01/2021	137,000	142,138
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	20,650
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	12,000	12,596
DISH DBS Corp 5.000% 03/15/2023	128,000	128,963
*DISH DBS Corp 5.875% 11/15/2024	456,000	458,752
DISH DBS Corp 7.750% 07/01/2026	130,000	137,798
Expedia Group Inc - 144A 6.250% 05/01/2025	30,000	32,990
Expedia Group Inc - 144A 7.000% 05/01/2025	18,000	19,275
Ford Motor Co 8.500% 04/21/2023	35,000	38,631
Ford Motor Co 9.000% 04/22/2025 Callable @ 100.000 03/22/2025	35,000	41,244
Ford Motor Co 9.625% 04/22/2030 Callable @ 100.000 01/22/2030	35,000	46,987
Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	199,750
Ford Motor Credit Co LLC 5.875% 08/02/2021	270,000	275,724
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	200,000	204,800
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	54,624
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	56,872
Gap Inc/The - 144A 8.375% 05/15/2023	45,000	50,236
Gap Inc/The - 144A 8.875% 05/15/2027	10,000	11,434
*General Motors Co 4.875% 10/02/2023	135,000	147,326
Group 1 Automotive Inc - 144A 4.000% 08/15/2028 Callable @ 102.000 08/15/2023	5,000	5,006
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	37,625
Hilton Domestic Operating Co Inc 5.125% 05/01/2026 Callable @ 102.563 05/01/2021	113,000	114,413
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	5,000	5,144
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,401
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	18,000	18,868
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024 Callable @ 103.063 12/01/2021	75,000	77,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.625% 04/01/2025 Callable @ 101.156 04/01/2021	12,000	12,111
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 102.437 04/01/2022	13,000	13,151
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	10,831
Hyatt Hotels Corp 5.375% 04/23/2025	15,000	16,268
Hyatt Hotels Corp 5.750% 04/23/2030	15,000	16,948
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	25,000	26,643
L Brands Inc 6.750% 07/01/2036	35,000	35,357
L Brands Inc - 144A 6.875% 07/01/2025 Callable @ 103.438 07/01/2022	7,000	7,504
L Brands Inc - 144A 9.375% 07/01/2025	5,000	5,800
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	37,170
*MGM Resorts International 6.000% 03/15/2023	245,000	254,188
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	160,000	166,252
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	15,375
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	31,581
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	10,150
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	42,775
(1)MyTheresa PIK Notes 7.500% (7.5%) 09/15/2025	43,598	43,380
Macy's Inc 8.375% 06/15/2025 Callable @ 104.188 06/15/2022	49,000	51,161
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	42,000	43,785
Marriott Ownership Resorts Inc 6.500% 09/15/2026 Callable @ 103.250 09/15/2021	86,000	88,580
Marriott International Inc/MD 5.750% 05/01/2025	20,000	22,237
Marriott International Inc/MD 4.625% 06/15/2030 Callable @ 100.000 03/15/2030	22,000	23,475
Mattel Inc - 144A 6.750% 12/31/2025 Callable @ 105.063 12/31/2020	190,000	199,833
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	40,000	43,468
+^Neiman Marcus GR .010% 09/18/2025	30,979	30,979
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	43,000	45,795
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	11,700
Newell Brands Inc 4.875% 06/01/2025 Callable @ 100.000 05/01/2025	10,000	10,828
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	23,000	23,011
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	15,000	11,582
Nordstrom Inc - 144A 8.750% 05/15/2025 Callable @ 104.375 05/15/2022	25,000	27,380
#1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	35,000	34,781
#1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	16,873
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	40,000	41,800
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	82,000	85,898
PetSmart Inc - 144A 5.875% 06/01/2025 Callable @ 101.469 06/01/2021	209,000	213,657
PetSmart Inc - 144A 8.875% 06/01/2025 Callable @ 102.219 06/01/2021	50,000	51,188
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	145,000	134,850
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	67,000	61,916
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	28,353
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	77,000	88,069
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,371
Sabre GLBL Inc - 144A 5.250% 11/15/2023 Callable @ 101.313 11/15/2020	80,000	78,400
Service Corp International/US 7.500% 04/01/2027	105,000	127,050
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	42,325
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	41,528
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	31,426
Sirius XM Radio Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	65,000	67,695
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 101.219 07/31/2021	75,000	69,693
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 102.750 04/15/2022	30,000	27,909
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	30,000	31,763
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 103.750 04/15/2022	160,000	149,600
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 105.375 04/15/2022	95,000	75,525
Stars Group Holdings BV / Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026 Callable @ 103.500 07/15/2021	29,000	30,657
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	115,000	108,963
Tempur Sealy International Inc 5.625% 10/15/2023 Callable @ 100.000 10/15/2021	70,000	70,875
Tempur Sealy International Inc 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	85,000	88,398
Tenneco Inc 5.000% 07/15/2026 Callable @ 100.000 07/15/2021	88,000	67,320
Tenneco Inc 5.375% 12/15/2024 Callable @ 101.792 12/15/2020	35,000	28,929
Vail Resorts Inc - 144A 6.250% 05/15/2025	23,000	24,150
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	70,000	71,180
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	58,000	60,263
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	35,000	35,088
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	20,250
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	48,938
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 102.563 04/15/2022	70,000	74,025
*Vista Outdoor Inc 5.875% 10/01/2023 Callable @ 100.000 10/01/2021	135,000	136,181
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	14,000	14,179
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 102.813 03/15/2022	45,000	47,222
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	147,000	140,753
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	53,000	50,748
Yum! Brands Inc - 144A 7.750% 04/01/2025 Callable @ 103.875 04/01/2022	20,000	21,969
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	40,231
		8,823,717

Consumer Staples (4.2%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	20,000	21,150
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	110,000	113,426
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	37,173
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	37,276
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	38,000	36,864
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.750% 03/15/2025 Callable @ 101.438 09/15/2021	48,000	49,470
Central Garden & Pet Co 6.125% 11/15/2023 Callable @ 101.531 11/15/2020	50,000	50,835
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	155,000	163,913
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	34,425
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 104.875 04/15/2021	40,000	31,302
Dole Food Co Inc 7.250% 06/15/2025 Callable @ 101.813 06/15/2021	19,000	19,000
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	35,000	36,784
Energizer Holdings Inc - 144A 7.750% 01/15/2027 Callable @ 103.875 01/15/2022	125,000	135,000
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	55,000	56,602
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	53,000	53,503
^(4)High Ridge Brands Co - 144A 8.875% 03/15/2025 Callable @ 102.219 03/15/2021	60,000	1,200
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026 Callable @ 102.438 11/01/2021	82,000	85,166
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	23,000	24,920
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	60,000	61,500
Performance Food Group Inc - 144A 6.875% 05/01/2025	10,000	10,575
Post Holdings Inc - 144A 5.000% 08/15/2026 Callable @ 102.500 08/15/2021	10,000	10,370
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	15,000	15,716
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	50,000	52,750
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	20,000	21,625
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	43,000	43,537
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	58,000
Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	81,000	81,203
Spectrum Brands Inc 5.750% 07/15/2025 Callable @ 101.917 07/15/2021	120,000	123,450
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	55,000	58,300
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	47,080
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	7,000	7,009
		1,579,124

Energy (8.9%)
Antero Resources Corp 5.125% 12/01/2022	80,000	74,080
Antero Resources Corp 5.625% 06/01/2023 Callable @ 100.000 06/01/2021	35,000	29,400
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 09/15/2024 Callable @ 101.344 09/15/2021	30,000	28,056
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	60,000	53,400
Apache Corp 4.625% 11/15/2025 Callable @ 100.000 08/15/2025	8,000	7,600
Apache Corp 4.875% 11/15/2027 Callable @ 100.000 05/15/2027	8,000	7,508
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	30,800
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.125% 11/15/2022 Callable @ 100.000 11/15/2020	145,000	141,013
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 104.969 07/15/2021	25,000	22,438
Boardwalk Pipelines LP 5.950% 06/01/2026 Callable @ 100.000 03/01/2026	40,000	46,211
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	30,000	27,825
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,100
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	40,000	37,900
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,000
Carrizo Oil & Gas Inc 6.250% 04/15/2023 Callable @ 100.000 04/15/2021	35,000	13,650
Carrizo Oil & Gas Inc 8.250% 07/15/2025 Callable @ 104.125 07/15/2021	20,000	5,500
Cenovus Energy Inc 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	49,000	51,664
Cheniere Energy Partners LP 5.625% 10/01/2026 Callable @ 102.813 10/01/2021	34,000	34,904
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	56,000	57,093
Cheniere Energy Inc - 144A 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	87,763
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	39,218
^(4)Chesapeake Energy Corp 5.500% 09/15/2026	15,000	684
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024 Callable @ 103.563 12/15/2020	45,000	43,027
Comstock Resources Inc 9.750% 08/15/2026 Callable @ 107.313 08/15/2021	50,000	52,688
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 103.750 05/15/2021	90,000	89,343
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6.250% 04/01/2023 Callable @ 100.000 04/01/2021	75,000	72,698
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	30,669
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	21,000
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	31,092
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	38,938
EQT Corp 5.000% 01/15/2029	18,000	18,000
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	25,000	25,625
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	26,220
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	24,900
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	13,698
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	58,936
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	8,602
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	21,336
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	48,000	48,480
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 104.688 02/15/2021	10,000	8,002
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	34,030
Gulfport Energy Corp 6.625% 05/01/2023 Callable @ 100.000 05/01/2021	10,000	5,483
Gulfport Energy Corp 6.000% 10/15/2024 Callable @ 100.000 10/15/2021	35,000	19,075
Gulfport Energy Corp 6.375% 05/15/2025 Callable @ 101.594 05/17/2022	49,000	27,195
Gulfport Energy Corp 6.375% 01/15/2026 Callable @ 104.781 01/15/2021	65,000	35,587
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 104.219 02/15/2021	25,000	25,000
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	33,163
Jagged Peak Energy LLC 5.875% 05/01/2026 Callable @ 102.938 05/01/2021	30,000	30,900
MEG Energy Corp - 144A 7.000% 03/31/2024 Callable @ 100.000 09/30/2021	10,000	9,500
MEG Energy Corp - 144A 6.500% 01/15/2025 Callable @ 103.250 01/15/2021	79,000	76,828
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	52,000	46,786
MPLX LP 4.875% 06/01/2025 Callable @ 100.000 03/01/2025	25,000	28,232
Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.250% 01/15/2025 Callable @ 102.625 01/15/2021	25,000	25,795
NGPL PipeCo LLC - 144A 4.375% 08/15/2022 Callable @ 100.000 05/15/2022	45,000	46,670
NGPL PipeCo LLC - 144A 4.875% 08/15/2027 Callable @ 100.000 02/15/2027	10,000	10,883
Nabors Industries Ltd - 144A 7.250% 01/15/2026 Callable @ 105.438 07/15/2022	30,000	12,000
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	60,000	16,410
Newfield Exploration Co 5.750% 01/30/2022	35,000	35,245
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	20,000	19,750
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	21,143
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	21,000	21,131
(4)Oasis Petroleum Inc 6.875% 01/15/2023	83,000	18,053
(4)Oasis Petroleum Inc 2.625% 09/15/2023	20,000	3,875
(4)Oasis Petroleum Inc - 144A 6.250% 05/01/2026 Callable @ 103.125 05/01/2021	78,000	16,965
Occidental Petroleum Corp 2.700% 08/15/2022	10,000	9,248
Occidental Petroleum Corp 3.200% 08/15/2026 Callable @ 100.000 06/15/2026	35,000	27,037
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	43,000	41,925
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	43,930
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	54,810
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	22,000
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	21,875
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	30,000	26,289
PBF Holding Co LLC / PBF Finance Corp - 144A 6.000% 02/15/2028 Callable @ 103.000 02/15/2023	35,000	13,473
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	18,000	15,975
Parsley Energy LLC / Parsley Finance Corp - 144A 5.375% 01/15/2025 Callable @ 102.688 01/15/2021	20,000	20,450
Parsley Energy LLC / Parsley Finance Corp - 144A 5.250% 08/15/2025 Callable @ 102.625 08/15/2021	55,000	56,650
Precision Drilling Corp 7.750% 12/15/2023 Callable @ 101.938 12/15/2020	45,000	33,300
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 105.344 11/15/2020	35,000	22,050
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	60,328
SM Energy Co 6.125% 11/15/2022 Callable @ 100.000 11/15/2020	53,000	40,015
SM Energy Co 5.625% 06/01/2025 Callable @ 101.875 06/01/2021	30,000	11,781
SM Energy Co 6.625% 01/15/2027 Callable @ 104.969 01/15/2022	34,000	12,750
Sabine Pass Liquefaction LLC 5.875% 06/30/2026 Callable @ 100.000 12/31/2025	15,000	17,625
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	83,000	83,156
Southwestern Energy Co 7.500% 04/01/2026 Callable @ 105.625 04/01/2021	9,000	9,160
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	20,000	20,675
Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.750% 04/15/2025 Callable @ 102.875 04/15/2021	30,000	19,425
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	55,000	50,544
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	63,000	63,630
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.250% 11/15/2023 Callable @ 100.000 05/15/2021	10,000	9,999
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	39,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.875% 04/15/2026 Callable @ 104.406 04/15/2021	40,000	40,800
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	113,130
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	40,755
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	40,000	39,036
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 102.938 07/15/2021	29,640	18,080
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 104.594 08/01/2021	35,880	31,698
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	22,481
WPX Energy Inc 8.250% 08/01/2023 Callable @ 100.000 06/01/2023	38,000	42,655
WPX Energy Inc 5.750% 06/01/2026 Callable @ 104.313 06/01/2021	24,000	24,648
WPX Energy Inc 5.875% 06/15/2028 Callable @ 102.938 06/15/2023	21,000	21,473
		3,344,116

Financials (2.4%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026 Callable @ 100.000 08/15/2021	240,000	229,771
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	90,000	102,284
PetSmart Inc - 144A 7.125% 03/15/2023 Callable @ 100.000 03/15/2021	130,000	130,163
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), Callable @ 100 5/15/2025	10,000	10,457
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.450% 06/15/2023 Callable @ 100.000 04/15/2023	60,000	66,020
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026 Callable @ 100.000 03/15/2026	75,000	88,908
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	13,000	13,031
Financial & Risk US Holdings Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 11/15/2021	30,000	32,044
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	30,750
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	10,000
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	33,000	32,917
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	4,000	4,005
Quicken Loans Inc - 144A 5.250% 01/15/2028 Callable @ 102.625 01/15/2023	10,000	10,453
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	14,000	13,790
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.875% 03/01/2031 Callable @ 101.938 03/01/2026	14,000	13,773
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	26,247
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	30,000	30,826
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	32,000	30,400
#WMG Acquisition Corp 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	41,000	38,950
		914,789

Health Care (11.7%)
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	33,280
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	25,000	25,757
Avantor Inc - 144A 6.000% 10/01/2024 Callable @ 103.000 10/01/2021	75,000	78,367
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	49,000	50,774
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	45,000	47,587
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 102.500 01/30/2023	36,000	35,582
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	36,000	35,552
BCPE Cycle Merger Sub II Inc - 144A 10.625% 07/15/2027 Callable @ 105.313 07/15/2022	55,000	58,575
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024 Callable @ 104.313 01/15/2021	78,000	79,170
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	119,000	125,271
Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	133,000	144,802
Centene Corp 3.000% 10/15/2030 Callable @ 100.000 07/15/2030	44,000	45,692
Centene Corp - 144A 5.375% 06/01/2026 Callable @ 104.031 06/01/2021	5,000	5,261
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	50,000	50,857
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	60,000	57,675
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	12,000	12,060
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	55,000	56,327
Encompass Health Corp 4.625% 04/01/2031 Callable @ 102.313 04/01/2026	25,000	25,750
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 104.375 10/15/2021	135,000	63,450
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 103.250 10/01/2021	50,000	49,375
*HCA Inc 5.375% 02/01/2025	555,000	614,568
HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	280,000	316,400
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	86,920
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	41,000	46,074
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	60,000	69,837
HealthSouth Corp 5.750% 11/01/2024	71,000	71,000
HealthSouth Corp 5.750% 09/15/2025 Callable @ 101.917 09/15/2021	55,000	56,787
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025 Callable @ 102.500 02/15/2021	45,000	46,069
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	42,000	42,210
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 5.000% 06/15/2028 Callable @ 102.500 06/15/2023	15,000	15,635
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 4.625% 06/15/2025	17,000	17,561
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 101.833 04/15/2021	45,000	15,075
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023 Callable @ 100.000 10/15/2021	60,000	19,200
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 105.625 04/01/2022	75,000	79,500
Prestige Brands Inc - 144A 6.375% 03/01/2024 Callable @ 101.594 03/01/2021	55,000	56,238
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	47,969
*Tenet Healthcare Corp 6.750% 06/15/2023	95,000	100,181
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 103.125 02/01/2022	117,000	121,482
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 102.438 03/01/2022	310,000	314,474
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	85,000	87,524
Tenet Healthcare Corp - 144A 7.500% 04/01/2025 Callable @ 103.750 04/01/2022	30,000	32,316
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	13,000	13,179
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	2,000	1,995
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 102.042 04/15/2021	315,000	323,426
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024 Callable @ 101.750 03/15/2021	145,000	150,256
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 101.375 11/01/2021	75,000	77,048
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 104.500 12/15/2021	290,000	316,883
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 104.625 04/01/2022	30,000	33,075
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	108,248
		4,362,294

Industrials (11.2%)
ACCO BRANDS CORP - 144A 5.250% 12/15/2024 Callable @ 102.625 12/15/2020	135,000	138,375
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 102.500 09/30/2022	17,000	17,788
Arconic Inc 5.900% 02/01/2027	95,000	104,025
Arconic Inc 5.125% 10/01/2024 Callable @ 100.000 07/01/2024	5,000	5,261
Allison Transmission Inc - 144A 5.000% 10/01/2024 Callable @ 100.000 10/01/2021	100,000	100,895
American Woodmark Corp - 144A 4.875% 03/15/2026 Callable @ 102.438 03/15/2021	100,000	100,500
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	30,000	31,609
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	48,000	50,820
Ashtead Capital Inc - 144A 4.125% 08/15/2025 Callable @ 102.063 08/15/2021	200,000	205,414
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.250% 03/15/2025 Callable @ 101.750 03/15/2021	75,000	70,687
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 6.375% 04/01/2024 Callable @ 101.594 04/01/2021	160,000	155,800
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	5,000	4,693
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 10.500% 05/15/2025 Callable @ 107.875 05/15/2022	85,000	97,431
BWX Technologies Inc - 144A 5.375% 07/15/2026 Callable @ 102.688 07/15/2021	50,000	51,832
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	29,290
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 102.500 03/15/2021	90,000	65,475
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	41,608
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	20,900
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 104.313 10/15/2021	41,000	43,152
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	34,000
General Motors Co 6.800% 10/01/2027 Callable @ 103.063 08/01/2027	30,000	36,829
General Motors Co 6.125% 10/01/2025 Callable @ 100.000 09/01/2025	30,000	35,110
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	14,000	14,630
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	75,000	78,188
Hillman Group Inc/The - 144A 6.375% 07/15/2022	120,000	118,500
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	115,000	118,177
(4)Hertz Corp/The 6.250% 10/15/2022	25,000	9,875
(4)Hertz Corp/The - 144A 5.500% 10/15/2024 Callable @ 101.375 10/15/2021	148,000	58,830
(4)Hertz Corp/The - 144A 7.625% 06/01/2022 Callable @ 100.000 06/01/2021	33,000	29,535
(4)Hertz Corp/The - 144A 7.125% 08/01/2026 Callable @ 103.563 08/01/2022	80,000	31,600
(4)Hertz Corp/The - 144A 6.000% 01/15/2028 Callable @ 103.000 01/15/2023	20,000	8,050
Hexion Inc - 144A 7.875% 07/15/2027 Callable @ 103.938 07/15/2022	65,000	67,437
Howmet Aerospace Inc 6.875% 05/01/2025 Callable @ 100.000 04/01/2025	25,000	27,813
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	43,805
Jeld-Wen Inc - 144A 4.625% 12/15/2025 Callable @ 102.313 12/15/2020	45,000	45,563
Jeld-Wen Inc - 144A 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	5,000	5,163
Jeld-Wen Inc - 144A 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	48,037
Manitowoc Foodservice Inc 9.500% 02/15/2024 Callable @ 102.375 02/15/2021	30,000	30,456
Masonite International Corp - 144A 5.750% 09/15/2026 Callable @ 102.875 09/15/2021	18,000	18,810
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	32,000	33,920
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	69,000	70,898
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	90,000	93,713
Mueller Water Products Inc - 144A 5.500% 06/15/2026 Callable @ 102.750 06/15/2021	25,000	25,822
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026 Callable @ 105.063 08/01/2021	45,000	47,588
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	35,000	35,795
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	38,000	36,670
ADT Security Corp/The - 144A 4.875% 07/15/2032	43,000	44,277
RBS Global Inc / Rexnord LLC - 144A 4.875% 12/15/2025 Callable @ 102.438 12/15/2020	20,000	20,404
SPX FLOW Inc - 144A 5.875% 08/15/2026 Callable @ 102.938 08/15/2021	45,000	46,912
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	190,800
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	2,183
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	17,820
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.500% 10/20/2025	36,667	37,215
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.750% 10/20/2028	51,334	52,474
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd - 144A 8.000% 09/20/2025 Callable @ 104.000 09/20/2023	20,081	21,286
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 103.750 04/15/2022	48,000	48,360
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	25,438
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	35,000	36,094
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	90,000	94,050
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	22,000	21,413
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	42,750
Terex Corp - 144A 5.625% 02/01/2025 Callable @ 102.813 02/01/2021	120,000	121,800
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 103.125 03/15/2022	70,000	72,974
TriMas Corp - 144A 4.875% 10/15/2025	60,000	60,975
Triumph Group Inc 7.750% 08/15/2025 Callable @ 103.875 08/15/2021	75,000	48,375
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 101.563 09/15/2021	10,000	8,635
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	6,000	6,369
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	35,350
United Rentals North America Inc 5.875% 09/15/2026 Callable @ 102.938 09/15/2021	35,000	36,833
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	90,000	95,681
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	15,000	15,750
Wabash National Corp - 144A 5.500% 10/01/2025 Callable @ 101.375 10/01/2021	90,000	90,019
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	64,650
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	60,000	65,700
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	19,475
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	40,000	27,200
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	110,000	83,911
XPO Logistics Inc - 144A 6.500% 06/15/2022	68,000	68,251
XPO Logistics Inc - 144A 6.125% 09/01/2023 Callable @ 100.000 09/01/2021	20,000	20,250
		4,184,043

Information Technology (4.9%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 104.313 08/15/2021	64,000	67,520
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	43,317
BY Crown Parent LLC / BY Bond Finance Inc - 144A 4.250% 01/31/2026 Callable @ 102.125 07/31/2022	29,000	29,363
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	40,000	40,500
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	38,000	38,570
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	27,000	28,963
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	55,000	56,806
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	29,000	28,964
Cogent Communications Group Inc - 144A 5.375% 03/01/2022 Callable @ 100.000 12/01/2021	70,000	71,225
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 102.000 06/15/2021	103,000	102,112
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 104.125 03/01/2022	90,000	93,150
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 103.000 03/01/2022	125,000	129,687
Dell International LLC / EMC Corp 6.100% 07/15/2027 Callable @ 100.000 05/15/2027	15,000	17,840
Dell International LLC / EMC Corp 6.200% 07/15/2030 Callable @ 100.000 04/15/2030	15,000	18,332
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	8,000	8,490
Entegris Inc - 144A 4.625% 02/10/2026	100,000	102,750
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	10,000	10,440
Gartner Inc - 144A 3.750% 10/01/2030 Callable @ 101.875 10/01/2025	19,000	19,429
MTS Systems Corp - 144A 5.750% 08/15/2027 Callable @ 102.875 08/15/2022	25,000	25,336
Microchip Technology Inc - 144A 4.250% 09/01/2025	22,000	22,840
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	80,000	82,450
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	75,000	78,562
NCR Corp - 144A 8.125% 04/15/2025 Callable @ 104.063 04/15/2022	24,000	26,400
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	25,000	24,750
Nuance Communications Inc 5.625% 12/15/2026 Callable @ 102.813 12/15/2021	20,000	21,000
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	68,000	69,190
Plantronics Inc - 144A 5.500% 05/31/2023 Callable @ 100.000 05/15/2021	80,000	77,000
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	30,000	30,797
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 104.125 03/30/2022	60,000	63,770
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	105,678
Sabre GLBL Inc - 144A 9.250% 04/15/2025	30,000	33,075
Science Applications International Corp - 144A 4.875% 04/01/2028 Callable @ 102.438 04/01/2023	15,000	15,713
Sinclair Television Group Inc - 144A 5.625% 08/01/2024 Callable @ 100.938 08/01/2021	20,000	19,959
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 102.563 08/15/2021	20,000	18,812
Switch Ltd 3.750% 09/15/2028 Callable @ 101.875 09/15/2023	18,000	18,023
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	205,840
		1,846,653

Materials (8.2%)
Alcoa Nederland Holding BV - 144A 7.000% 09/30/2026 Callable @ 103.500 09/30/2021	200,000	210,254
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	31,000	29,179
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	205,300
Axalta Coating Systems LLC - 144A 4.875% 08/15/2024 Callable @ 101.219 08/15/2021	150,000	153,000
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	94,136
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	45,000	46,350
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	10,689
BWAY Holding Co - 144A 5.500% 04/15/2024 Callable @ 101.375 04/15/2021	122,000	122,046
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025 Callable @ 101.813 04/15/2021	95,000	91,646
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	30,000	31,469
Chemours Co/The 6.625% 05/15/2023 Callable @ 100.000 05/15/2021	80,000	79,800
Chemours Co/The 7.000% 05/15/2025	75,000	75,562
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	55,000	62,245
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	15,000	14,813
Forterra Finance LLC / FRTA Finance Corp 6.500% 07/15/2025 Callable @ 103.250 07/15/2022	30,000	31,687
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	66,000	67,361
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	37,000	38,619
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 102.750 04/15/2021	140,000	143,500
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,777
Greif Inc - 144A 6.500% 03/01/2027 Callable @ 103.250 03/01/2022	65,000	68,169
Huntsman International LLC 5.125% 11/15/2022 Callable @ 100.000 08/15/2022	100,000	107,139
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024 Callable @ 100.000 08/01/2021	200,000	202,500
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	45,000	48,375
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	125,799
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	29,676
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	95,000	92,768
Novelis Corp - 144A 5.875% 09/30/2026 Callable @ 101.958 09/30/2022	45,000	46,435
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	45,635
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	48,000	51,480
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 103.625 04/01/2021	75,000	73,970
+^(1)(4)Reichhold Industries Inc - 144A .000% (11%) 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 102.625 12/15/2021	135,000	143,421
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	14,875
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	19,000	19,570
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 101.792 09/01/2021	110,000	111,650
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	209,500
United States Steel Corp - 144A 12.000% 06/01/2025	35,000	38,850
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	35,700
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	42,389
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 102.875 07/15/2021	50,000	43,000
		3,069,334

Real Estate (1.3%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023 Callable @ 100.000 04/15/2021	30,000	30,394
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023 Callable @ 100.000 04/15/2021	21,000	20,685
Corrections Corp of America 4.625% 05/01/2023 Callable @ 100.000 02/01/2023	88,000	80,520
Corrections Corp of America 5.000% 10/15/2022 Callable @ 100.000 07/15/2022	25,000	23,937
ESH Hospitality Inc - 144A 5.250% 05/01/2025 Callable @ 101.750 05/01/2021	60,000	60,000
GEO Group Inc/The 5.125% 04/01/2023 Callable @ 100.000 04/01/2021	20,000	16,100
GEO Group Inc/The 5.875% 01/15/2022	65,000	60,125
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.979 10/15/2021	60,000	41,555
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	37,000	39,928
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	37,900
RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2023 Callable @ 100.000 04/15/2021	65,000	63,050
		474,194

Utilities (1.2%)
AES Corp/VA 5.500% 04/15/2025 Callable @ 101.833 04/15/2021	75,000	77,041
AES Corp/VA 6.000% 05/15/2026 Callable @ 103.000 05/15/2021	10,000	10,478
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	76,676
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	42,800
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 102.625 06/01/2021	20,000	20,542
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	24,000	24,233
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	30,629
NRG Energy Inc 7.250% 05/15/2026 Callable @ 103.625 05/15/2021	40,000	42,280
NRG Energy Inc 6.625% 01/15/2027 Callable @ 103.313 07/15/2021	35,000	36,838
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	40,101
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	10,000
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 102.813 02/15/2022	47,000	48,998
		460,616

TOTAL CORPORATE BONDS (COST: $34,153,527)		$33,737,274

COMMON STOCKS (1.9%)
Communication Services (0.0%)	Shares
(3)iHeartMedia Inc	223	1,833

Consumer Discretionary (1.0%)
VICI Properties, Inc	13,506	309,963
(3)Clear Channel Outdoor Holdings Inc	4,640	4,148
+^MyTheresa Series B Common Shares	21,326	19,726
+^(3)NMG Equity Shares	241	16,871
+^(3)Claire's Stores	58	31,900
		382,608

Energy (0.4)
^EP Energy Corp	2,035	60,031
Whiting Petroleum	2,108	30,777
(3)Battalion Oil Corp	424	2,862
Denbury Inc	2,181	36,183
+^(3)Remainco LLC	2,633	3,172
		133,025

Health Care (0.0)
+^International Oncology Care Inc	1,631	23,501

Industrials (0.0%)
+^(3)Remington Outdoor Co	125,000	0
+^(3)Remington Outdoor Com	1,284	0
		0

Material (0.5%)
+^(3)Reichhold Cayman	162	184,518
		184,518

TOTAL COMMON STOCK (COST: $1,050,049)		$725,485

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.3%)	Shares
+^Myt Holding Co Series A - 144A	63,473	60,934
+^Claire's Stores Inc 14.000%	40	70,000
		130,934

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $95,535)		$130,934

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3)iHeartMedia	1,679	12,593

Consumer Discretionary (0.0%)
+^(3)NMG Warrants	690	7

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,295	$0

TOTAL WARRANTS (COST: $41,398)		$12,600

TOTAL INVESTMENTS IN SECURITIES (COST: 35,340,509) (92.4%)		$34,606,293
OTHER ASSETS LESS LIABILITIES (7.6%)		$2,833,987

NET ASSETS (100%)		$37,440,280

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 30, 2020.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Note 3.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. See Note 2. Total fair value of illiquid securities amount to $517,491, representing 1.4% of net assets as of October 30, 2020.
#When-issued purdchase as of October 30, 2020.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $18,972,961, representing 50.7% of net assets as of October 30, 2020.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments October 30, 2020: (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.0%)

Energy (83.0%)
Archrock Inc	$600,000	$3,558,000
Baker Hughes Co	50,000	738,500
BP PLC-Spons ADR	30,000	464,400
Cabot Oil & Gas Corp	170,000	3,024,300
Cactus Inc	205,000	3,485,000
*Champion X Corp	510,000	4,452,300
*Cheniere Energy Inc	65,000	3,111,550
Chevron Corp	10,000	695,000
Concho Resources Inc	21,000	871,710
Conocophillips	62,000	1,774,440
Diamondback Energy Inc	77,000	1,998,920
*DMC Global Inc	70,000	2,489,900
*EQT Corp	50,000	757,000
Helmerich & Payne Inc	65,000	966,550
Hess Corp	38,000	1,414,360
Hollyfrontier Corp	130,000	2,406,300
Kinder Morgan Inc	210,000	2,499,000
*Magnolia Oil & Gas Corp	205,000	889,700
*National Energy Service Reunited Corp	130,000	962,000
New Fortress Energy	20,000	722,600
*Nextier Oilfield Solutions Inc	50,000	94,500
Parsley Energy Inc	570,000	5,705,700
Pembina Pipeline Corp	90,000	1,883,700
Phillips 66	80,000	3,732,800
*Propetro Holding Corp	330,000	1,303,500
Solaris Oilfield Infrastructure Inc	200,000	1,186,000
TC Energy Corp	58,000	2,288,680
Technipfmc PLC	480,000	2,654,400
Valero Energy Corp	60,000	2,316,600
Williams Companies Inc	100,000	1,919,000
		60,366,410
Industrials (2.3%)
*Bloom Energy Corp	20,000	252,800
*Fuelcell Energy Inc	100,000	200,000
Quanta Services Inc	8,000	499,440
*Sunrun Inc	14,000	728,280
		1,680,520
Information Technology (4.5%)
*First Solar Inc	17,000	1,479,765
*Solaredge Technologies Inc	7,000	1,803,830
		3,283,595
Utilities (7.2%)
Alliant Energy Corp	20,000	1,105,600
Exelon Corp	50,000	1,994,500
*Sunnova Energy International	90,000	2,165,400
		5,265,500

TOTAL COMMON STOCKS (COST: $88,865,501)		$70,596,025

OTHER ASSETS LESS LIABILITIES (3.0%)		$2,178,902

NET ASSETS (100.0%)		$72,774,927

*Non-income producing
ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments October 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (101.1%)

Fannie Mae Pool (35.5%)
FNCI 2 11/20 2.000%	$2,000,000	$2,074,492
FN 47935 4.855%, (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	849	861
FN 252284 6.500%, 01/01/2029	60,141	68,689
FN 323591 6.500%, 03/01/2029	13,742	15,335
FN 555326 5.500%, 04/01/2033	123,382	144,806
FN 555531 5.500%, 06/01/2033	111,692	131,230
FN AL5259 3.500%, 05/01/2029	200,853	214,458
FN AL6206 3.500%, 06/01/2028	278,569	294,465
FN AL8046 3.500%, 01/01/2028	508,965	537,671
FN AL7654 3.000%, 09/01/2035	215,455	226,654
FN AL9858 3.000%, 03/01/2030	214,735	224,895
FN AL9541 3.500%, 12/01/2026	130,426	137,782
FN AS5093 2.500%, 06/01/2030	538,620	570,894
FN AS7644 2.500%, 08/01/2031	503,953	524,189
FN AS9698 3.500%, 05/01/2032	426,827	457,475
FN 745751 5.500%, 09/01/2035	28,549	33,665
FN 748375 2.131%, (12 Month LIBOR USD + 1.119%), 08/01/2033 (a)	787	798
FN BJ0664 3.000%, 03/01/2033	162,364	173,567
FN BM1244 3.500%, 06/01/2032	297,557	317,823
FN BM1231 3.500%, 11/01/2031	310,432	331,317
FN BM3428 3.500%, 01/01/2033	104,221	111,787
FN BM4202 3.500%, 12/01/2029	134,331	143,381
FN BN6656 3.500%, 05/01/2034	374,762	395,899
FN BP8780 3.000%, 07/01/2050	497,068	524,785
FN BQ5343 2.500%, 10/01/2050	209,678	218,637
FN CA1939 4.000%, 06/01/2028	289,688	308,882
FN FM1487 4.000%, 09/01/2039	68,561	74,034
FN FM2209 3.500%, 01/01/2035	163,444	173,545
FN 888073 5.500%, 02/01/2035	21,780	25,630
FN 890156 5.000%, 05/01/2023	2,109	2,224
FN 995865 4.500%, 07/01/2024	44,496	46,819
FN MA0949 3.500%, 01/01/2032	85,785	91,316
FN MA2709 2.500%, 08/01/2031	639,247	665,130
FN MA3067 3.500%, 07/01/2047	280,520	291,361
FN MA3071 4.000%, 07/01/2037	180,191	194,560
FN MA3101 4.500%, 08/01/2047	216,194	235,247
FN MA3689 4.000%, 05/01/2029	214,487	229,140
FN MA3725 3.500%, 07/01/2049	229,112	237,548
FN MA3986 3.500%, 04/01/2035	419,106	443,182
FN MA4045 2.000%, 06/01/2040	385,703	398,733
FN MA4076 3.000%, 07/01/2035	481,864	505,257
FN MA4054 2.500%, 06/01/2040	382,858	399,422
FN MA4094 2.500%, 08/01/2040	392,667	410,558
		12,608,143
Fannie Mae REMICS (0.0%)
FNR 2005-62 CQ 4.750%, 07/25/2035	1,318	1,330

Fannie Mae-Aces (5.4%)
FNA 2011-M4 A2 3.726%, 06/25/2021	120,004	121,333
FNA 2011-M8 A2 2.922%, 08/25/2021	126,163	127,856
FNA 2015-M3 X2 0.407%, 10/25/2024 (b)(c)	11,010,349	197,746
FNA 2019-M24 XA 1.410%, 03/25/2029 (b)(c)	3,998,152	358,402
FNA 2019-M24 2XA 1.276%, 03/25/2031 (b)(c)	2,998,370	292,425
FNA 2019-M32 X2 1.186%, 10/25/2029 (b)(c)	4,300,000	328,688
FNA 2020-M10 X6 1.497%, 08/25/2028 (b)	5,200,000	480,678
		1,907,128
FHLMC-GNMA (0.1%)
FHG 23 FC 0.600%, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	39,689	39,727

Freddie Mac Pool (6.7%)
FR ZS8598 3.000%, 02/01/2031	301,723	316,578
FR ZS8670 3.500%, 09/01/2032	342,442	365,576
FR ZS8686 3.000%, 02/01/2033	238,943	250,341
FR ZT1348 3.500%, 10/01/2038	185,483	195,625
FR SB8042 3.500%, 04/01/2035	422,207	446,451
FR QN3769 2.000%, 10/01/2035	700,000	726,445
FR RB5012 3.500%, 10/01/2039	67,407	71,133
		2,372,149
Freddie Mac Gold Pool (12.0%)
FG G01584 5.000%, 08/01/2033	52,986	60,987
FG NB0014 3.500%, 04/01/2049	319,242	337,063
FG G30289 7.000%, 09/01/2025	29,696	30,883
FG G04913 5.000%, 03/01/2038	49,802	57,479
FG G13390 6.000%, 01/01/2024	10,627	10,979
FG G13007 5.000%, 03/01/2023	15,220	16,058
FG G13610 5.500%, 2/01/2024	10,913	11,372
FG G13692 5.500%, 2/01/2024	5,721	5,916
FG G14160 6.000%, 01/01/2024	517	522
FG G14350 4.000%, 12/01/2026	55,386	58,803
FG G14441 4.000%, 03/01/2027	139,761	148,632
FG G14904 4.500%, 12/01/2021	140	147
FG G16406 3.000%, 01/01/2028	144,785	151,538
FG G16502 3.500%, 05/01/2033	277,929	294,635
FG G18524 3.000%, 09/01/2029	259,888	272,591
FG G18601 3.000%, 05/01/2031	350,717	368,136
FG G18605 3.000%, 06/01/2031	231,355	242,859
FG G18596 3.000%, 04/01/2031	889,214	933,197
FG G18612 3.000%, 09/01/2031	383,608	403,052
FG G18655 3.000%, 08/01/2032	394,845	415,801
FG C91993 3.500%, 05/01/2038	373,285	393,734
FG J12635 4.000%, 07/01/2025	36,165	38,371
FG H09207 6.500%, 08/01/2038	14,202	15,895
		4,268,650
Freddie Mac Multifamily Structured Pass Through Certificates (15.9%)
FHMS K023 X1 1.348%, 08/25/2022 (b)(c)	4,321,387	75,098
FHMS K030 A1 2.779%, 09/25/2022	220,406	224,763
FHMS Q001 A1 1.701%, 04/25/2021	94,199	94,409
FHMS K151 X1 0.547%, 04/25/2030	9,710,781	283,234
FHMS K049 X1 0.721%, 07/25/2025	13,367,318	326,831
FHMS K720 X1 0.634%, 08/25/2022 (b)(c)	8,995,699	52,058
FHMS K057 X1 1.315%, 07/25/2026 (b)(c)	2,606,400	149,289
FHMS K724 X1 0.378%, 11/25/2023 (b)(c)	4,907,592	33,534
FHMS K064 X1 0.741%, 03/25/2027 (b)(c)	2,790,411	96,099
FHMS Q004 A2H 2.836%, 01/25/2046 (b)	580,864	580,575
FHMS KI01 A 0.300%, (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	47,487	47,483
FHMS K078 XAM 0.145%, 06/25/2028	33,580,000	156,886
FHMS Q007 APT1 2.979%, 10/25/2047 (b)	143,297	147,600
FHMS Q009 A 0.490%, (1 Month LIBOR USD + 0.350%), 04/25/2024 (a)	347,569	347,194
FHMS K736 X1 1.437%, 07/25/2026 (b)(c)	6,477,780	402,244
FHMS KJ27 A1 2.092%, 07/25/2024	111,139	114,957
FHMS K737 X1 0.751%, 10/25/2026 (b)(c)	4,334,431	143,509
FHMS KJ28 A1 1.766%, 02/25/2025	366,194	377,441
FHMS K105 X1 1.645%, 01/25/2030 (b)(c)	4,018,496	480,869
FHMS K-1515 X1 1.639%, 02/25/2035 (b)(c)	2,334,435	369,513
FHMS K111 X1 1.681%, 05/25/2030 (b)(c)	3,078,493	390,217
FHMS K-1516 X1 1.631%, 05/25/2035 (b)(c)	1,793,902	299,994
FHMS K113 X1 1.490%, 06/25/2030	1,999,982	225,082
FHMS Q013 XPT1 1.663%, 05/25/2025	7,492,289	242,036
		5,660,915
Freddie Mac REMICS (1.2%)
FHR 2344 ZD 6.500%, 08/15/2031	15,434	17,927
FHR 3784 PD 4.000%, 01/15/2026	14,005	14,554
FHR 4818 BD 3.500%, 03/15/2045	152,056	158,894
FHR 4824 KQ 4.000%, 06/15/2046	218,777	228,864
FHR 2649 WA 3.500%, 07/15/2023	567	567
FHR 2824 EB 5.000%, 07/15/2024	2,300	2,423
		423,229
Freddie Mac Structured Pass Through Certificates (0.7%)
FRESR 2017-SR01 A2 2.750%, 11/25/2022	248,326	253,263

FRESB Mortgage Trust (4.0%)
FRESB 2016-SB13 A5H 2.060%, (1 Month LIBOR USD + 0.700%), 01/25/2036 (a)	302,434	302,600
FRESB 2016-SB16 A5H 2.130%, (1 Month LIBOR USD + 0.700%), 05/25/2036 (a)	298,706	299,026
FRESB 2015-SB7 A5 2.370%, (1 Month LIBOR USD + 0.700%), 09/25/2035 (a)	199,817	199,996
FRESB 2015-SB2 A5 0.840%, (1 Month LIBOR USD + 0.700%), 07/25/2035 (a)	120,506	120,484
FRESB 2015-SB3 A5 0.840%, (1 Month LIBOR USD + 0.700%), 08/25/2042 (a)	3,885	3,885
FRESB 2019-SB60 A5H 3.070%, (1 Month LIBOR USD + 0.700%), 01/25/2039 (a)	461,120	482,220
		1,408,211
Ginnie Mae (4.4%)
G2SF 2.5 11/20 2.500%	1,500,000	1,571,133

Ginnie Mae I Pool (0.6%)
GN 741854 4.000%, 05/15/2025	65,822	69,732
GN 782618 4.500%, 04/15/2024	121,082	126,594
		196,326
Ginnie Mae II Pool (1.1%)
G2 MA5468 5.000%, 09/20/2048	192,633	209,184
G2 MA6402 4.500%, 01/20/2050	185,366	194,498
		403,682
Government National Mortgage Association (13.2%)
GNR 2013-15 IO 0.535%, 08/16/2051 (b)(c)	3,740,771	82,578
GNR 2013-33 IO 0.641%, 04/16/2054 (b)(c)	10,433,398	194,614
GNR 2013-17 IO 0.502%, 06/16/2054 (b)(c)	4,106,944	72,640
GNR 2012-95 IO 0.595%, 02/16/2053 (b)(c)	15,888,361	398,369
GNR 2013-40 IO 0.639%, 06/16/2054 (b)(c)	3,570,639	100,271
GNR 2013-55 AB 1.578%, 12/16/2042	193,235	193,801
GNR 2013-105 IO 0.378%, 06/16/2054 (b)(c)	3,026,447	31,611
GNR 2013-107 ID 0.380%, 11/16/2047 (b)(c)	3,478,904	40,282
GNR 2013-101 A 0.514%, 05/16/2035	51,653	51,587
GNR 2013-101 IO 0.357%, 10/16/2054 (b)(c)	4,057,064	69,291
GNR 2014-54 IO 0.400%, 09/16/2055 (b)(c)	4,546,726	102,138
GNR 2014-73 IO 0.534%, 04/16/2056 (b)(c)	4,283,830	103,339
GNR 2013-156 IO 0.619%, 06/16/2055 (b)(c)	4,393,041	101,282
GNR 2014-1 IO 0.298%, 09/16/2055 (b)(c)	5,165,801	90,019
GNR 2013-116 KM 3.000%, 09/20/2041	274,978	279,071
GNR 2014-120 IO 0.673%, 04/16/2056 (b)(c)	2,076,640	64,303
GNR 2014-138 IO 0.697%, 04/16/2056 (b)(c)	1,455,813	55,018
GNR 2014-155 IB 1.159%, 08/16/2055 (b)(c)	946,318	44,611
GNR 2015-130 IO 0.832% 07/16/2057 (b)(c)	2,444,230	91,397
GNR 2015-97 A 2.4.000%, 04/16/2043	430,665	437,938
GNR 2017-76 IO 0.910%, 12/16/2056 (b)(c)	4,554,436	270,329
GNR 2017-28 IO 0.661%, 02/16/2057 (b)(c)	3,760,548	195,052
GNR 2020-H04 IO 2.654%, 02/20/2070 (b)(c)	1,084,464	97,168
GNR 2018-170 IO 0.713%, 11/16/2060 (b)(c)	1,190,898	90,738
GNR 2020-40 IO 1.214%, 01/16/2062 (b)(c)	3,051,119	278,875
GNR 2020-H11 IO 1.610%, 06/20/2070 (b)(c)	4,772,783	407,118
GNR 2020-H12 IJ 1.559%, 07/20/2070	3,008,187	300,217
GNR 2020-H12 IG 2.438%, 07/20/2070	3,493,332	276,738
GNR 2018-137 AB 3.500%, 10/20/2048	166,432	175,458
		4,695,853
Seasoned Credit Risk Transfer Trust Series (0.3%)
SCRT 2018-3 MA 3.500%, 08/25/2057	106,889	115,110

TOTAL MORTGAGE BACKED SECURITIES (Cost: $37,635,018)		$35,924,849

U.S. GOVERNMENT NOTES/BONDS (1.0%)
United States Treasury Inflation Indexed Bonds
0.625%, 04/15/2023	345,279	359,036
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $347,430)		$359,036

SHORT-TERM INVESTMENTS (7.7%)
Morgan Stanley Institutional Liquidity Fund, 0.140% (d)	2,734,803	$2,734,803
TOTAL SHORT-TERM INVESTMENTS (Cost $2,734,803)

TOTAL INVESTMENTS (Cost $40,717,251) (109.8%)		$39,018,688

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.8%)		$(3,466,271)

NET ASSETS (100.0%)		$35,552,417

(a) Variable rate security; the rate shown represents the rate at October 30, 2020. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at October 30, 2020. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of October 30, 2020.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 30, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund	Integrity Growth and Income Fund	Integrity High Income Fund	Integrity Mid-North American Resources Fund	Integrity Short Term Government Fund
Investments at cost	$141,307,657	$5,380,696	$30,377,301	$35,340,509	$88,865,501	$40,717,251
Unrealized appreciation	$7,041,993	$15,090	$16,866,165	$1,692,816	$3,055,781	$695,487
Unrealized depreciation	($12,278,935)	($1,814,176)	($1,245,359)	($2,427,032)	($21,325,257)	($2,394,050)
Net unrealized appreciation (depreciation)*	($5,236,942)	($1,799,086)	$15,620,806	($734,216)	($18,269,476)	($1,698,563)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 30, 2020:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	136,070,715	0	0	136,070,715
Total	$136,070,715	$0	$0	$136,070,715
Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	3,581,610.000	$0	$0	$3,581,610
Total	$3,581,610	$0	$0	$3,581,610
Integrity Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$45,998,107	$0	$0	$45,998,107
Total	$45,998,107	$0	$0	$45,998,107
Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	462,668	0	262,817	725,485
Corporate Bonds	0	33,706,295	30,979	33,737,274
Convertible Preferred Stock	0	0	130,934	130,934
Warrants	0	0	12,600	12,600
Total	$462,668	$33,706,295	$437,330	$34,606,293
Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	70,596,025	0	0	70,596,025
Total	$70,596,025	$0	$0	$70,596,025
Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$ -	$35,924,849	$ -	$ 35,924,849
U.S. Government Notes/Bonds	-	359,036	-	359,036
Total Fixed Income	-	36,283,885	-	36,283,885
Short-Term Investments	2,734,803	-	-	2,734,803
Total Investments in Securities	$2,734,803	$36,283,885	$ -	$ 39,018,688

Please refer to the Schedule of Investments for sector classification

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the quarter ended October 30, 2020, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

High Income Fund	Balance as of 07/31/20	Purchases	Sales	Realized Gain/(Loss)	Change in unrealized appreciation/depreciation	Balance as of 10/30/2020
Common Stock	$261,776	$24,414	($59,243)	($27,873)	$63,742.59	$262,817
Corporate Bonds	$0	$30,979	$0	$0	$0	$30,979
Convertible Preferred Stock	$68,250	$63,473	$0	$0	($789)	$130,934
Warrants	$12,592	$7	$0	$0	$1	$12,600

Asset Class	Fair Value at October 30, 2020	Valuation Technique	Unobservable Inputs	Range/Input	Impact to Valuation From Input Increases
Common Stock	$184,518	Market Comparable Companies	EBITDA Multiple	7.6x	Increase
	$23,501	Market Comparable Companies	EBITDA Multiple	6.25x	Increase
	$3,172	Market Comparable Transaction	Transaction Price	$1.20	Increase
	$19,726	Market Comparable Transaction	Broker Quote	$0.93	Increase
	$31,900	Market Comparable Transaction	Broker Quote	$550.00	Increase
	$262,817
Convertible Preferred Stock	$70,000	Market Comparable Transaction	Broker Quote	$1,750.00	Increase
	$60,934	Market Comparable Transaction	Broker Quote	$0.96	Increase
	$130,934
Warrants	$12,593	Market Comparable Transaction	Broker Quote	$7.50	Increase
	$7	Market Comparable Transaction	Option Value Price	$0.01	Increase
	$12,600
Corporate Bonds	$30,979	Market Comparable Transaction	Projected Enterprise Value	$100.00	Increase

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.